Investments In Associates And Joint Ventures - Schedule of Movement of Investments in Associates (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial information of associates [Line Items]
Opening balance	S/ 286,403	S/ 490,702	S/ 82,494
Contributions received	2,116	390,506
Dividends received	(3,758)	(27,992)	(59,175)
Equity interest in results	(5,915)	(584,801)
Decrease in capital	(111)	(166)
Derecognition of investments			(2,755)
Conversion adjustment	334	2,276	(1,618)
Final balance	250,053	286,403	490,702
Gasoducto Sur Peruano S A [member]
Disclosure of financial information of associates [Line Items]
Acquisition			437,494
Impairment of GSP		(593,105)
Panorama project [member]
Disclosure of financial information of associates [Line Items]
Panorama Project			(39,180)
Associates [member]
Disclosure of financial information of associates [Line Items]
Dividends received	(259)	(10,149)	(9,838)
Equity interest in results	(5,915)	8,304	22,800
Sale of Investment	(32,223)
Conversion adjustment	S/ 42	S/ 311	S/ (313)